Revenue - Disaggregated Revenue (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 198,893	$ 180,722	$ 183,017
Turnover tax-non lease component	(361)	(375)	(441)
Time chartering revenues lease component	24,222	34,827	44,813
Turnover tax-lease component	(507)	(526)	(621)
Total Revenue	222,608	215,023	227,209
Port Terminal Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	104,545	102,683	102,103
Turnover tax-non lease component	0	0	0
Time chartering revenues lease component	0	0	0
Turnover tax-lease component	0	0	0
Total Revenue	104,545	102,683	102,103
Cabotage Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	16,147	20,397	20,470
Turnover tax-non lease component	(261)	(345)	(398)
Time chartering revenues lease component	19,129	25,342	26,641
Turnover tax-lease component	(367)	(485)	(560)
Total Revenue	34,909	45,254	46,551
Barge Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	78,201	57,642	60,444
Turnover tax-non lease component	(100)	(30)	(43)
Time chartering revenues lease component	5,093	9,485	18,172
Turnover tax-lease component	(140)	(41)	(61)
Total Revenue	83,154	67,086	78,555
COA/Voyage revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	77,485	53,649	49,488
COA/Voyage revenues [member] | Port Terminal Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
COA/Voyage revenues [member] | Cabotage Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,804	2,721	1,924
COA/Voyage revenues [member] | Barge Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	74,681	50,928	47,564
Time chartering revenues non-lease component [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	17,224	24,765	31,867
Time chartering revenues non-lease component [member] | Port Terminal Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Time chartering revenues non-lease component [member] | Cabotage Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	13,604	18,021	18,944
Time chartering revenues non-lease component [member] | Barge Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,620	6,744	12,923
Dry port terminal revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	78,740	73,112	80,180
Dry port terminal revenues [member] | Port Terminal Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	78,740	73,112	80,180
Dry port terminal revenues [member] | Cabotage Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Dry port terminal revenues [member] | Barge Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Storage fees (dry port) revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,518	3,364	3,452
Storage fees (dry port) revenues [member] | Port Terminal Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,518	3,364	3,452
Storage fees (dry port) revenues [member] | Cabotage Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Storage fees (dry port) revenues [member] | Barge Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Dockage revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,876	3,948	4,310
Dockage revenues [member] | Port Terminal Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,876	3,948	4,310
Dockage revenues [member] | Cabotage Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Dockage revenues [member] | Barge Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Sale of products revenues-liquid port terminal [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	13,776	17,272	9,384
Sale of products revenues-liquid port terminal [member] | Port Terminal Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	13,776	17,272	9,384
Sale of products revenues-liquid port terminal [member] | Cabotage Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Sale of products revenues-liquid port terminal [member] | Barge Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Liquid port terminal revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,734	4,606	4,032
Liquid port terminal revenues [member] | Port Terminal Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,734	4,606	4,032
Liquid port terminal revenues [member] | Cabotage Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Liquid port terminal revenues [member] | Barge Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Other dry port terminal revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	901	381	745
Other dry port terminal revenue [member] | Port Terminal Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	901	381	745
Other dry port terminal revenue [member] | Cabotage Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Other dry port terminal revenue [member] | Barge Business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 0	$ 0	$ 0